Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 53,441	$ 4,695
Accounts receivable, net	839	1,318
Product inventories	6,842	6,825
Prepaid expenses and other current assets	2,233	2,269
Total current assets	63,355	15,107
Property, plant and equipment, net	7,866	8,727
Patents, net	369	426
Total Assets	71,590	24,260
LIABILITIES AND STOCKHOLDERS' EQUITY
Trade accounts payable	6,196	2,873
Accrued salaries and benefits	1,437	743
Accrued warranty	279	211
Accrued liabilities	485	387
Deferred revenues	1,487	2,516
Warrant liabilities	1,582
Current portion of long-term debt	1,517	216
Total current liabilities	12,983	6,946
Long-term debt, less current portion		16
Total long term liabilities		16
Total Liabilities	12,983	6,962
Common stock, no par value, unlimited shares authorized; 69,452,487 and 27,015,680 shares issued and outstanding at September 30, 2011 and December 31, 2010	245,617	189,491
Additional paid in capital	12,289	12,297
Accumulated deficit	(199,299)	(184,490)
Total Stockholders' Equity	58,607	17,298
Total Liabilities and Stockholders' Equity	$ 71,590	$ 24,260